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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING VP Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio	as of September 30, 2008 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 5.1%
$12,000,000		American Express Bank FSB, 2.900%, due 12/11/08	$12,000,000
27,000,000		Canadian Imperial Bank of Commerce, 2.820%, due 11/21/08	27,000,380
7,500,000		Natixis, 2.890%, due 12/11/08	7,500,000
42,000,000		UBS AG, 2.980%, due 02/23/09	42,000,000
		Total Certificates of Deposit
		(Cost $88,500,380)	88,500,380
COMMERCIAL PAPER: 45.2%
37,500,000		American General Finance Corp., 1.470%, due 10/02/08	37,496,924
13,000,000		ANZ National International Ltd., 2.750%, due 12/03/08	12,936,755
17,000,000		ASB Finance Ltd., 2.680%, due 10/30/08	16,962,131
11,500,000		ASB Finance Ltd., 2.980%, due 12/01/08	11,441,347
12,750,000		Barton Capital, LLC, 1.390%, due 10/02/08	12,749,019
5,000,000		Barton Capital, LLC, 2.630%, due 11/04/08	4,987,250
18,250,000		Barton Capital, LLC, 2.670%, due 11/05/08	18,201,039
12,500,000		Barton Capital, LLC, 2.700%, due 11/03/08	12,468,210
4,500,000		Barton Capital, LLC, 6.100%, due 10/01/08	4,500,000
12,000,000		BNP Paribas, 1.250%, due 10/02/08	11,999,168
2,940,000		Cafco, LLC, 2.320%, due 10/06/08	2,938,865
21,000,000		Cafco, LLC, 2.570%, due 10/15/08	20,977,511
3,500,000		Cafco, LLC, 2.660%, due 11/04/08	3,490,976
16,500,000		Cafco, LLC, 2.700%, due 11/05/08	16,455,638
29,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 2.730%, due 11/10/08	28,910,100
17,000,000		Ciesco L.P., 2.520%, due 10/24/08	16,971,544
8,750,000		Ciesco L.P., 2.570%, due 10/15/08	8,740,619
3,750,000	#	Ciesco L.P., 2.640%, due 10/20/08	3,744,518
7,000,000		Ciesco L.P., 2.710%, due 11/03/08	6,982,162
9,500,000		Ciesco L.P., 2.720%, due 11/04/08	9,475,001
5,000,000		Citigroup Funding, Inc., 2.690%, due 11/12/08	4,983,958
6,000,000	#	Concord Minutemen Capital Co., LLC, 2.820%, due 10/22/08	5,989,675
10,000,000		Concord Minutemen Capital Co., LLC, 2.890%, due 11/04/08	9,971,950
20,250,000		Concord Minutemen Capital Co., LLC, 3.000%, due 12/09/08	20,132,398
15,000,000	#	Concord Minutemen Capital Co., LLC, 6.001%, due 10/01/08	15,000,000
6,000,000	#	Crown Point Capital Co., 2.810%, due 10/21/08	5,990,167
8,000,000	#	Crown Point Capital Co., 2.890%, due 11/04/08	7,977,560
17,250,000	#	Crown Point Capital Co., 2.950%, due 12/09/08	17,150,880
22,000,000	#	Crown Point Capital Co., 3.020%, due 10/01/08	22,000,000
8,000,000		Edison Asset Securitization, LLC, 2.230%, due 10/08/08	7,996,033
22,000,000	#	Jupiter Securities Co., LLC, 2.420%, due 10/09/08	21,986,702
15,200,000		Jupiter Securities Co., LLC, 2.700%, due 12/04/08	15,126,229
14,500,000		Jupiter Securities Co., LLC, 5.501%, due 10/01/08	14,500,000
10,000,000		Louis Dreyfus Corp., 1.720%, due 10/03/08	9,998,569
11,000,000		Natexis Banq US Financial Co., 2.810%, due 10/21/08	10,981,972
20,000,000		Natexis Banq US Financial Co., 2.830%, due 11/24/08	19,913,900
5,000,000		Old Line Funding, LLC, 2.580%, due 10/15/08	4,994,633
6,500,000	#	Old Line Funding, LLC, 2.640%, due 10/20/08	6,490,497
9,839,000		Old Line Funding, LLC, 2.690%, due 11/03/08	9,814,072
10,000,000		Old Line Funding, LLC, 2.710%, due 11/04/08	9,973,744
6,000,000		Old Line Funding, LLC, 2.720%, due 11/14/08	5,979,687
4,000,000		Old Line Funding, LLC, 2.720%, due 12/01/08	3,981,361
10,500,000	#	Old Line Funding, LLC, 2.750%, due 10/01/08	10,500,000
7,000,000	#	Park Avenue, 1.330%, due 10/02/08	6,999,485
18,250,000	#	Park Avenue, 2.420%, due 10/09/08	18,238,969
10,000,000		Park Avenue, 2.470%, due 10/16/08	9,989,042
2,000,000		Park Avenue, 2.680%, due 12/01/08	1,990,816
14,000,000		Park Avenue, 2.680%, due 12/04/08	13,932,693
13,000,000		Societe Generale, 2.730%, due 11/06/08	12,963,600
5,250,000	#	Thunder Bay Funding, LLC, 2.590%, due 10/15/08	5,244,345
23,000,000		Thunder Bay Funding, LLC, 2.700%, due 11/05/08	22,937,836
19,000,000		Thunder Bay Funding, LLC, 2.740%, due 12/01/08	18,910,821
16,000,000	#	Thunder Bay Funding, LLC, 2.780%, due 10/01/08	16,000,000
24,750,000		Tulip Funding Corp., 2.670%, due 10/23/08	24,707,919
13,000,000		Tulip Funding Corp., 2.730%, due 11/12/08	12,957,685
5,000,000		Tulip Funding Corp., 2.760%, due 11/20/08	4,980,556
9,500,000	#	Windmill Funding Corp., 1.390%, due 10/02/08	9,499,269
5,400,000		Windmill Funding Corp., 2.530%, due 10/14/08	5,394,696
5,400,000		Windmill Funding Corp., 2.610%, due 10/21/08	5,391,780
3,200,000		Windmill Funding Corp., 2.660%, due 10/28/08	3,193,400
3,000,000		Windmill Funding Corp., 2.700%, due 11/05/08	2,991,921
12,000,000		Windmill Funding Corp., 2.710%, due 11/03/08	11,969,420
6,750,000		Windmill Funding Corp., 2.740%, due 10/01/08	6,750,000
5,500,000	#	Yorktown Capital, LLC, 1.360%, due 10/02/08	5,499,586
31,000,000		Yorktown Capital, LLC, 2.660%, due 11/03/08	30,922,423
18,500,000		Yorktown Capital, LLC, 2.720%, due 12/01/08	18,413,795
		Total Commercial Paper
		(Cost $793,742,821)	793,742,821

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES: 23.4%
$14,000,000		American Express Bank FSB, 2.498%, due 10/16/08	$13,998,829
3,000,000		American Express Bank FSB, 3.899%, due 11/24/08	2,995,442
3,250,000	#	American Honda Finance Corp., 2.812%, due 11/07/08	3,249,578
10,500,000	#	American Honda Finance Corp., 2.874%, due 03/09/09	10,495,813
2,000,000	#	American Honda Finance Corp., 3.850%, due 11/06/08	2,001,923
2,500,000	#	American Honda Finance Corp., 4.500%, due 05/26/09	2,520,920
23,000,000	#	Australia & New Zealand Banking Group Ltd., 3.021%, due 09/02/09	23,000,000
6,750,000		Bank of America NA, 2.497%, due 06/12/09	6,741,971
4,250,000		Bank of America NA, 2.748%, due 12/18/08	4,248,451
14,000,000	#, C	Bank of America NA, 4.350%, due 11/03/09	14,000,000
15,000,000	#	Bank of Scotland PLC, 3.550%, due 12/01/08	15,010,664
14,000,000		BNP Paribas, 3.014%, due 08/13/09	14,000,000
14,000,000		Citigroup Funding, Inc., 2.110%, due 10/03/08	13,999,749
1,000,000		Citigroup Funding, Inc., 2.991%, due 03/02/09	998,864
8,500,000		Citigroup, Inc., 3.625%, due 02/09/09	8,502,562
22,500,000	#	Commonwealth Bank of Australia, 2.816%, due 12/18/08	22,496,149
20,000,000		Credit Suisse First Boston USA, Inc., 2.944%, due 12/09/08	19,998,393
4,749,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	4,756,751
6,000,000		Credit Suisse New York, 3.719%, due 03/27/09	5,985,398
7,000,000		Deutsche Bank, 3.839%, due 11/26/08	6,994,509
9,000,000		Deutsche Bank AG, 4.093%, due 01/09/09	8,993,160
4,000,000		General Electric Capital Corp., 2.170%, due 01/27/09	3,991,713
1,000,000		General Electric Capital Corp., 2.910%, due 08/31/09	1,000,182
1,000,000		General Electric Capital Corp., 4.125%, due 09/01/09	1,009,787
5,000,000		General Electric Co., 2.854%, due 12/09/08	4,999,648
7,000,000		Goldman Sachs Group, Inc., 3.250%, due 12/23/08	6,988,553
6,500,000		JPMorgan Chase & Co., 3.479%, due 06/26/09	6,491,586
6,000,000		JPMorgan Chase & Co., 3.500%, due 03/15/09	6,008,928
900,000	#	Rabobank Nederland NV, 2.811%, due 01/15/09	900,098
2,750,000	#	Rabobank Nederland NV, 4.208%, due 04/06/09	2,749,327
4,900,000	#	Santander U.S. Debt SA Unipersonal, 2.846%, due 10/21/08	4,899,728
12,500,000	#	Societe Generale, 3.285%, due 09/04/09	12,500,000
3,000,000		SunTrust Bank, 4.000%, due 10/15/08	2,999,187
14,300,000		Toyota Motor Credit Corp., 2.060%, due 10/20/08	14,295,607
13,100,000		Toyota Motor Credit Corp., 2.410%, due 07/10/09	13,100,000
21,800,000		Toyota Motor Credit Corp., 2.507%, due 10/06/08	21,800,179
13,250,000		Toyota Motor Credit Corp., 2.537%, due 01/12/09	13,251,206
7,500,000		Toyota Motor Credit Corp., 2.739%, due 01/23/09	7,500,000
4,700,000		US Bancorp., 5.300%, due 04/28/09	4,756,007
25,000,000		US Bank NA, 2.912%, due 08/24/09	25,000,000
8,500,000		Wachovia Bank NA, 2.070%, due 10/03/08	8,499,700
2,000,000		Wachovia Bank NA, 2.110%, due 02/23/09	1,994,865
6,000,000		Wachovia Bank NA - Old, 2.998%, due 01/12/09	6,002,373
2,252,000		Wachovia Corp., 3.625%, due 02/17/09	2,249,112
4,600,000		Wachovia Corp., 3.759%, due 10/28/08	4,599,402
4,000,000		Wells Fargo & Co., 3.125%, due 04/01/09	4,000,162
9,750,000		Wells Fargo & Co., 3.552%, due 05/01/09	9,752,871
14,000,000	#	Westpac Banking Corp., 3.033%, due 07/03/09	14,000,000
		Total Corporate Bonds/Notes
		(Cost $410,329,347)	410,329,347
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.8%
27,500,000		Federal Home Loan Bank, 2.200%, due 04/01/09	27,487,315
63,525,000		Federal Home Loan Bank, 2.250%, due 03/13/09	63,527,581
27,500,000		Federal Home Loan Bank, 2.310%, due 04/07/09	27,500,000
		Total U.S. Government Agency Obligations
		(Cost $118,514,896)	118,514,896
REPURCHASE AGREEMENTS: 19.4%
170,000,000		Deutsche Bank Repurchase Agreement dated 09/30/08, 0.588%, due 10/01/08, $170,002,778 to be received upon repurchase (Collateralized by $167,304,000 various U.S. Government Agency Obligations, 4.625%-7.125%, Market Value plus accrued interest $173,400,796, due 12/11/09-04/10/15)	170,000,000

170,710,000		Morgan Stanley Repurchase Agreement dated 09/30/08, 1.500%, due 10/01/08, $170,717,113 to be received upon repurchase (Collateralized by $168,375,000 Federal Home Loan Mortgage Corporation, 5.700%-6.125%, Market Value plus accrued interest $174,128,013, due 10/02/17-10/03/22)	170,710,000
		Total Repurchase Agreements
		(Cost $340,710,000)	340,710,000

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
SECURITIES LENDING COLLATERAL(CC): 6.3%
$111,270,923	Bank of New York Mellon Corp. Institutional Cash Reserves		$111,270,923
	Total Securities Lending Collateral
	(Cost $111,270,923)		111,270,923
	Total Investments in Securities
	(Cost $1,863,068,367)*	106.2%	$1,863,068,367
	Other Assets and Liabilities — Net	(6.2)	(108,700,736)
	Net Assets	100.0%	$1,754,367,631

#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$111,270,923	$—
Level 2- Other Significant Observable Inputs	1,751,797,444	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,863,068,367	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Money Market Portfolio
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	December 1, 2008